Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircaft	Dec. 31, 2022 USD ($) aircaft
Lessee, Lease, Description [Line Items]
Number of aircrafts operated	42	30
Additional variable costs | $	$ 12,689	$ 13,778
Number of aircrafts purchased	2
Number of aircrafts in sale-leaseback transaction	10
Gain on sale-leaseback transactions | $	$ 10,223
Minimum
Lessee, Lease, Description [Line Items]
Lease term	2 years
Minimum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	2 years
Maximum
Lessee, Lease, Description [Line Items]
Lease term	30 years
Maximum | Charter Flight Services
Lessee, Lease, Description [Line Items]
Lease term	6 years